August 13, 2015

Mary Cole, Esquire
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price Index Trust, Inc. (“Registrant”)
consisting of the following series and classes:
 T. Rowe Price Mid-Cap Index Fund
 T. Rowe Price Mid-Cap Index Fund—I Class
 T. Rowe Price Small-Cap Index Fund
 T. Rowe Price Small-Cap Index Fund—I Class
 File Nos.: 033-32859/811-5986

Dear Ms. Cole:

Pursuant to Section 6 of the Securities Act of 1933, Section 8 of the Investment Company Act of 1940, as amended, and Rule 485(a) under the 1933 Act, we are hereby filing Post-Effective Amendment No. 37 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment reflects the addition of two new series, each with an Investor Class and an I Class, to be called the T. Rowe Price Mid-Cap Index Fund, T. Rowe Price Mid-Cap Index Fund—I Class, T. Rowe Price Small-Cap Index Fund, and T. Rowe Price Small-Cap Index Fund—I Class.

The filing contains four prospectuses. The first prospectus is for the T. Rowe Price Mid-Cap Index Fund, which is a new Investor Class fund that will not be publicly available but will serve as an underlying fund for certain T. Rowe Price funds-of-funds, and the second prospectus is for the T. Rowe Price Mid-Cap Index Fund—I Class, which is a new I Class of that fund that will also not be publicly available but will serve as an underlying fund for certain T. Rowe Price funds-of-funds. The disclosure in Sections 1 and 3 of both of these prospectuses, other than the fee table presentation reflecting each class’ expense structure, is substantially similar since the two classes will share the same investment portfolio.

The third prospectus is for the T. Rowe Price Small-Cap Index Fund, which is a new Investor Class fund that will not be publicly available but will serve as an underlying fund for certain T. Rowe Price funds-of-funds, and the fourth prospectus is for the T. Rowe Price Small-Cap Index Fund—I Class, which is a new I Class of that fund that will also not be publicly available but will serve as an underlying fund for certain T. Rowe Price funds-of-funds. The disclosure in Sections 1 and 3 of both of these prospectuses, other than the fee table presentation reflecting each class’ expense structure, is substantially similar since the two classes will share the same investment portfolio.

Section 2 of the T. Rowe Price Mid-Cap Index Fund and the T. Rowe Price Small-Cap Index Fund prospectuses is common to prospectuses for all T. Rowe Price Investor Class funds, except we have added disclosure to explain the polices that do not apply to the funds since they will not be publicly available. Similarly, section 2 of the T. Rowe Price Mid-Cap Index Fund—I Class and the T. Rowe Price Small-Cap Index Fund—I Class prospectuses is common to the prospectuses for all T. Rowe Price I Class funds, except we have added disclosure to explain the polices that do not apply to the funds since they will not be publicly available.

At this time, we do not intend to obtain NASDAQ ticker symbols for the funds because the funds will not be available for direct purchase by the public.

The Statement of Additional Information (the “SAI”) is the same one used for all T. Rowe Price mutual funds (other than the Variable Insurance Product funds). Certain changes have been made in the text of the SAI to reflect the addition of the new series and classes.

The filing is scheduled to go effective on October 27, 2015.

If you have any questions about this filing, please give me a call at 410-345-6646 or, in my absence, Darrell N. Braman at 410-345-2013 or Vicki S. Horwitz at 410-577-5024.

Sincerely,

/s/Brian R. Poole
Brian R. Poole, Esquire